Acquisitions	6 Months Ended
Jun. 30, 2012
Acquisitions

Note 2—Acquisitions

Acquisitions—2012

On May 1, 2012, the Company completed the acquisition of certain oil and natural gas properties located in east Texas. The results of operations of these properties have been included in the condensed consolidated financial statements since the acquisition date. The Company paid approximately $168 million in total consideration for these properties. The transaction was financed primarily with borrowings under the Company’s Credit Facility, as defined in Note 6.

On April 3, 2012, the Company entered into a joint-venture agreement (“Agreement”) with an affiliate of Anadarko Petroleum Corporation (“Anadarko”) whereby the Company will participate as a partner in the CO2 enhanced oil recovery development of the Salt Creek field, located in the Powder River Basin of Wyoming. Anadarko assigned the Company 23% of its interest in the field in exchange for future funding of $400 million of Anadarko’s development costs. The results of operations of these properties have been included in the condensed consolidated financial statements since the Agreement date. The Company assigned approximately $392 million to the net assets acquired as of the Agreement date, which reflects an imputed discount of approximately $8 million on the future funding of this transaction. As of June 30, 2012, the Company has paid approximately $54 million towards the future funding commitment.

On March 30, 2012, the Company completed the acquisition of certain oil and natural gas properties located in the Hugoton Basin in Kansas from BP America Production Company (“BP”). The results of operations of these properties have been included in the condensed consolidated financial statements since the acquisition date. The Company paid approximately $1.17 billion in total consideration for these properties. The transaction was financed primarily with proceeds from the March 2012 debt offering, as described below.

During the six months ended June 30, 2012, the Company completed other smaller acquisitions of oil and natural gas properties located in its various operating regions. The results of operations of these properties have been included in the condensed consolidated financial statements since the acquisition dates. The Company, in the aggregate, paid approximately $67 million in total consideration for these properties.

These acquisitions were accounted for under the acquisition method of accounting. Accordingly, the Company conducted assessments of net assets acquired and recognized amounts for identifiable assets acquired and liabilities assumed at their estimated acquisition date fair values, while transaction and integration costs associated with the acquisitions were expensed as incurred. The initial accounting for the business combinations is not complete and adjustments to provisional amounts, or recognition of additional assets acquired or liabilities assumed, may occur as more detailed analyses are completed and additional information is obtained about the facts and circumstances that existed as of the acquisition dates.

The following presents the values assigned to the net assets acquired as of the acquisition dates (in thousands):

Assets:
Current	$7,358
Noncurrent	208,423
Oil and natural gas properties	1,625,246

Total assets acquired	$1,841,027

Liabilities:
Current	$208,139
Asset retirement obligations	34,096
Noncurrent	196,600

Total liabilities assumed	$438,835

Net assets acquired	$1,402,192

Current assets include receivables and inventory and noncurrent assets include other property and equipment. Current liabilities include payables, ad valorem taxes payable and environmental liabilities. Current liabilities and noncurrent liabilities, as of the Agreement date, consist of payables of approximately $195 million and $197 million, respectively, related to the future funding commitment associated with the Anadarko transaction discussed above. As of June 30, 2012, the Company has paid approximately $54 million towards this commitment.

The fair value measurements of assets acquired and liabilities assumed are based on inputs that are not observable in the market and therefore represent Level 3 inputs. The fair values of oil and natural gas properties and asset retirement obligations were measured using valuation techniques that convert future cash flows to a single discounted amount. Significant inputs to the valuation of oil and natural gas properties include estimates of: (i) reserves; (ii) future operating and development costs; (iii) future commodity prices; (iv) estimated future cash flows; and (v) a market-based weighted average cost of capital rate. These inputs require significant judgments and estimates by the Company’s management at the time of the valuation and are the most sensitive and subject to change.

The revenues and expenses related to certain properties acquired from BP, Plains Exploration & Production Company (“Plains”), Panther Energy Company, LLC and Red Willow Mid-Continent, LLC (collectively referred to as “Panther”), SandRidge Exploration and Production, LLC (“SandRidge”) and an affiliate of Concho Resources Inc. (“Concho”) are included in the condensed consolidated results of operations of the Company as of March 30, 2012, December 15, 2011, June 1, 2011, April 1, 2011, and March 31, 2011, respectively. The following unaudited pro forma financial information presents a summary of the Company’s condensed consolidated results of operations for the six months ended June 30, 2012, and three months and six months ended June 30, 2011, assuming the acquisition from BP had been completed as of January 1, 2011, and the acquisitions from Plains, Panther, SandRidge and Concho had been completed as of January 1, 2010, including adjustments to reflect the values assigned to the net assets acquired. The pro forma financial information is not necessarily indicative of the results of operations if the acquisitions had been effective as of these dates.

	Three Months Ended June 30,	Six Months Ended June 30,
	2011	2012	2011
	(in thousands, except per unit amounts)
Total revenues and other	$647,633	$1,211,569	$640,027
Total operating expenses	$268,273	$779,199	$514,965
Net income (loss)	$276,393	$220,419	$(159,406)

Net income (loss) per unit:
Basic	$1.56	$1.11	$(0.94)

Diluted	$1.56	$1.11	$(0.94)

Acquisition—Pending

On June 21, 2012, the Company entered into a definitive purchase and sale agreement to acquire certain oil and natural gas properties located in the Green River Basin area of southwest Wyoming from BP for a contract price of approximately $1.03 billion. The Company paid a deposit of approximately $308 million in June 2012, which is reported in “other noncurrent assets” on the condensed consolidated balance sheet at June 30, 2012. The Company anticipates the acquisition will close on or before July 31, 2012, subject to closing conditions, and will be financed with borrowings under its Credit Facility, as defined in Note 6.

Acquisition—2011

On June 1, 2011, the Company completed the acquisition of certain oil and natural gas properties in the Cleveland play, located in the Texas Panhandle, from Panther. The results of operations of these properties have been included in the condensed consolidated financial statements since the acquisition date. The Company paid approximately $224 million in total consideration for these properties. The transaction was financed primarily with proceeds from the Company’s May 2011 debt offering.

On May 2, 2011 and May 11, 2011, the Company completed two acquisitions of certain oil and natural gas properties located in the Williston Basin. The results of operations of these properties have been included in the condensed consolidated financial statements since the acquisition dates. The Company paid approximately $153 million in total consideration for these acquisitions. The transactions were financed initially with borrowings under the Company’s Credit Facility.

On April 1, 2011 and April 5, 2011, the Company completed two acquisitions of certain oil and natural gas properties located in the Permian Basin, including properties from SandRidge. The results of operations of these properties have been included in the condensed consolidated financial statements since the acquisition dates. The Company paid approximately $239 million in total consideration for these acquisitions. The transactions were financed initially with borrowings under the Company’s Credit Facility.

On March 31, 2011, the Company completed the acquisition of certain oil and natural gas properties in the Williston Basin from Concho. The results of operations of these properties have been included in the condensed consolidated financial statements since the acquisition date. The Company paid $194 million in cash and recorded a receivable from Concho of $2 million, resulting in total consideration for the acquisition of approximately $192 million. The transaction was financed primarily with proceeds from the Company’s March 2011 public offering of units, as described below.